UNITED STATES SECURITIES AND EXCHANGE COMISSION
WASHINGTON, DC  20549

FORM 13F
FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: 09/30/2006

Check here if Amendment [ ]; Amendment Number: 1
This Amendment (Check only one.): [  ] is a restatement.
				  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:		Appaloosa Management L.P.
Address:	26 Main Street
		Chatham, NJ  07928

13F File Number:

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:		Lawrence P. O'Friel
Title:		Chief Financial Officer
Phone:		973-701-7000

Signature, Place and Date of Signing:

	Lawrence P. O'Friel		Chatham, New Jersey		11/14/2006
Report Type (check only one):
[X ] 13F Holdings Report
[  ] 13F Notice
[  ] 13F Combination Report

List of Other Managers Reporting for this Manager:

I AM SIGNING THIS REPORT AS REQIURED BY THE SECURITIES EXCHANGE ACT OF 1934.

FORM 13F SUMMARY PAGE
Report Summary:
Number of Other Included Managers:  0
Form 13F Information Table Entry Total: 41
Form 13F Information Table Value Total: 3,265,847,000

Name of Issuer					Title of Class		CUSIP		Fair Market	Shares or	Investment Discretion				Managers		Voting Authority (Shares)
									Number		Value		Principal	(a) Sole	(b) Shared -	(c) Shared -			(a) Sole	(b) Shared	(c) None
											Amount		As Defined	Other

-------------------------------------       ---------------- 		--------------	 ---------	----------     ----
Alpha Natural Resources Inc			COM			02076X102	2,364 		150,000 	x				 				150,000
American Elec Pwr Inc				COM			025537101	19,132 		526,042 	x				 				526,042
AMR Corp					COM			001765106	70,901 		3,064,000 	x				 				3,064,000
Applied Matls Inc				COM			038222105	315,594 	17,800,000 	x				 				17,800,000
ASML Hldg NV					N Y SHS			N07059111	22,698 		975,000 	x				 				975,000
CF Inds Hldgs Inc				COM			125269100	1,707 		100,000 	x				 				100,000
Check Point Software Tech Lt			ORD			M22465104	2,003 		105,000 	x				 				105,000
ChipMos Tech Bermuda Ltd			SHS			G2110R106	1,815 		304,100 	x				 				304,100
Cisco Sys Inc					COM			17275R102	137,880 	6,000,000 	x				 				6,000,000
Continental Airls Inc				CL B			210795308	42,006 		1,483,800 	x				 				1,483,800
Eagle Test Sys Inc				COM			270006109	1,652 		100,000 	x				 				100,000
Goodyear Tire & Rubr Co				COM			382550101	191,246 	13,189,387 	x				 				13,189,387
Hudson City Bancorp				COM			443683107	3,975 		300,000 	x				 				300,000
Intel Corp					COM			458140100	17,176 		835,000 	x				 				835,000
International Business Machs			COM			459200101	57,366 		700,100 	x				 				700,100
Juniper Networks Inc				COM			48203R104	24,192 		1,400,000 	x				 				1,400,000
KLA-Tencor Corp					COM			482480100	48,917 		1,100,000 	x				 				1,100,000
Lam Research Corp				COM			512807108	71,186 		1,570,400 	x				 				1,570,400
LTX Corp					COM			502392103	626 		125,000 	x				 				125,000
Massey Energy Corp				COM			576206106	4,712 		225,000 	x				 				225,000
Micron Technology Inc				COM			595112103	421,950 	24,250,000 	x				 				24,250,000
Microsoft Corp					COM			594918104	314,525 	11,500,000 	x				 				11,500,000
Motorola Inc					COM			620076109	2,503 		100,100 	x				 				100,100
Nasdaq 100 Tr					UNIT SER 1		631100104	587,211 	14,445,537 	x				 				14,445,537
Novellus Sys Inc				COM			670008101	11,064 		400,000 	x				 				400,000
NTL Inc New					*W EXP 01/10/201	62941W119	85 		237,059 	x				 				237,059
Olin Corp					COM PAR $1		680665205	384 		25,000 		x				 				25,000
Oracle Corp					COM			68389X105	469,223 	26,450,000 	x				 				26,450,000
Owens-Ill Inc					COM NEW			690768403	1,928 		125,000 	x				 				125,000
Pioneer Cos Inc					COM NEW			723643300	2,175 		88,739 		x				 				88,739
Pope & Talbot Inc				COM			732827100	2,475 		430,400 	x				 				430,400
Qimonda AG					SPONSORED ADR		746904101	90,525 		5,325,000 	x				 				5,325,000
RF MicroDevices Inc				COM			749941100	18,571 		2,450,000 	x				 				2,450,000
Sea Containers Ltd				CL A			811371707	3,463 		2,960,000 	x				 				2,960,000
Sea Containers Ltd				CL B			811371103	15 		12,500 		x				 				12,500
Symantec Corp					COM			871503108	71,739 		3,371,200 	x				 				3,371,200
Teradyne Inc					COM			880770102	15,134 		1,150,000 	x				 				1,150,000
Texas Instrs Inc				COM			882508104	181,748 	5,466,100 	x				 				5,466,100
UAL Corp					COM NEW			902549807	31,884 		1,200,000 	x				 				1,200,000
Walter Inds Inc					COM			93317Q105	640 		15,000 		x				 				15,000
Williams Cos Inc Del				COM			969457100	1,456 		61,000 		x				 				61,000


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